7. CAPITAL AND RESERVES: Schedule of continuity of warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Warrants, Outstanding, Number of Options	8,876,250	11,308,000	8,659,250
Warrants, Outstanding, Number of Options Issued	4,219,641	955,000	5,378,750
Warrants, Outstanding, Number of Options Exercised	0	0	0
Warrants, Outstanding, Number of Options Expired	(4,261,250)	(3,386,750)	(2,730,000)
Warrants, Outstanding, Number of Options	8,834,641	8,876,250	11,308,000
Warrants, Weighted Average Exercise Price	$ 0.46	$ 0.52	$ 0.60
Warrants, Weighted Average Exercise Price, Issued	0.20	0.30	0.43
Warrants, Weighted Average Exercise Price, Exercised	0	0	0
Warrants, Weighted Average Exercise Price, Expired	0.55	0.60	0.60
Warrants, Weighted Average Exercise Price	$ 0.29	$ 0.46	$ 0.52
Warrants 1
Warrants, Expiry Date	Mar. 26, 2020
Warrants, Exercise Price	$ 0.48
Warrants, Number of Options	1,718,750
Warrants, Number of Options Issued	0
Warrants, Number of Options Exercised	0
Warrants, Number of Options Expired	(1,718,750)
Warrants, Number of Options	0	1,718,750
Warrants 2
Warrants, Expiry Date	Jul. 12, 2020
Warrants, Exercise Price	$ 0.60
Warrants, Number of Options	2,542,500
Warrants, Number of Options Issued	0
Warrants, Number of Options Exercised	0
Warrants, Number of Options Expired	(2,542,500)
Warrants, Number of Options	0	2,542,500
Warrants 3
Warrants, Expiry Date	Nov. 09, 2021
Warrants, Exercise Price	$ 0.40
Warrants, Number of Options	2,500,000
Warrants, Number of Options Issued	0
Warrants, Number of Options Exercised	0
Warrants, Number of Options Expired	0
Warrants, Number of Options	2,500,000	2,500,000
Warrants 4
Warrants, Expiry Date	Dec. 17, 2021
Warrants, Exercise Price	$ 0.40
Warrants, Number of Options	1,160,000
Warrants, Number of Options Issued	0
Warrants, Number of Options Exercised	0
Warrants, Number of Options Expired	0
Warrants, Number of Options	1,160,000	1,160,000
Warrants 5
Warrants, Expiry Date	Dec. 18, 2021
Warrants, Exercise Price	$ 0.20
Warrants, Number of Options	455,000
Warrants, Number of Options Issued	0
Warrants, Number of Options Exercised	0
Warrants, Number of Options Expired	0
Warrants, Number of Options	455,000	455,000
Warrants 6
Warrants, Expiry Date	Feb. 25, 2022
Warrants, Exercise Price	$ 0.40
Warrants, Number of Options	500,000
Warrants, Number of Options Issued	0
Warrants, Number of Options Exercised	0
Warrants, Number of Options Expired	0
Warrants, Number of Options	500,000	500,000
Warrants 7
Warrants, Expiry Date	Oct. 23, 2023
Warrants, Exercise Price	$ 0.20
Warrants, Number of Options	0
Warrants, Number of Options Issued	4,219,641
Warrants, Number of Options Exercised	0
Warrants, Number of Options Expired	0
Warrants, Number of Options	4,219,641	0
Warrants 8
Warrants, Expiry Date		Jul. 04, 2019
Warrants, Exercise Price		$ 0.60
Warrants, Number of Options	0	3,386,750
Warrants, Number of Options Issued		0
Warrants, Number of Options Exercised		0
Warrants, Number of Options Expired		(3,386,750)
Warrants, Number of Options		0	3,386,750
Warrants 9
Warrants, Expiry Date		Mar. 26, 2020
Warrants, Exercise Price		$ 0.48
Warrants, Number of Options	1,718,750	1,718,750
Warrants, Number of Options Issued		0
Warrants, Number of Options Exercised		0
Warrants, Number of Options Expired		0
Warrants, Number of Options		1,718,750	1,718,750
Warrants 10
Warrants, Expiry Date		Jul. 12, 2020
Warrants, Exercise Price		$ 0.60
Warrants, Number of Options	2,542,500	2,542,500
Warrants, Number of Options Issued		0
Warrants, Number of Options Exercised		0
Warrants, Number of Options Expired		0
Warrants, Number of Options		2,542,500	2,542,500
Warrants 11
Warrants, Expiry Date		Nov. 09, 2021
Warrants, Exercise Price		$ 0.40
Warrants, Number of Options	2,500,000	2,500,000
Warrants, Number of Options Issued		0
Warrants, Number of Options Exercised		0
Warrants, Number of Options Expired		0
Warrants, Number of Options		2,500,000	2,500,000
Warrants 12
Warrants, Expiry Date		Dec. 17, 2021
Warrants, Exercise Price		$ 0.40
Warrants, Number of Options	1,160,000	1,160,000
Warrants, Number of Options Issued		0
Warrants, Number of Options Exercised		0
Warrants, Number of Options Expired		0
Warrants, Number of Options		1,160,000	1,160,000
Warrants 13
Warrants, Expiry Date		Dec. 18, 2021
Warrants, Exercise Price		$ 0.20
Warrants, Number of Options	455,000	0
Warrants, Number of Options Issued		455,000
Warrants, Number of Options Exercised		0
Warrants, Number of Options Expired		0
Warrants, Number of Options		455,000	0
Warrants 14
Warrants, Expiry Date		Feb. 25, 2022
Warrants, Exercise Price		$ 0.40
Warrants, Number of Options	500,000	0
Warrants, Number of Options Issued		500,000
Warrants, Number of Options Exercised		0
Warrants, Number of Options Expired		0
Warrants, Number of Options		500,000	0
Warrants 15
Warrants, Expiry Date			Jul. 14, 2018
Warrants, Exercise Price			$ 0.60
Warrants, Number of Options		0	2,730,000
Warrants, Number of Options Issued			0
Warrants, Number of Options Exercised			0
Warrants, Number of Options Expired			(2,730,000)
Warrants, Number of Options			0
Warrants 16
Warrants, Expiry Date			Jul. 04, 2019
Warrants, Exercise Price			$ 0.60
Warrants, Number of Options		3,386,750	3,386,750
Warrants, Number of Options Issued			0
Warrants, Number of Options Exercised			0
Warrants, Number of Options Expired			0
Warrants, Number of Options			3,386,750
Warrants 17
Warrants, Expiry Date			Jul. 12, 2020
Warrants, Exercise Price			$ 0.60
Warrants, Number of Options		2,542,500	2,542,500
Warrants, Number of Options Issued			0
Warrants, Number of Options Exercised			0
Warrants, Number of Options Expired			0
Warrants, Number of Options			2,542,500
Warrants 18
Warrants, Expiry Date			Mar. 26, 2020
Warrants, Exercise Price			$ 0.48
Warrants, Number of Options		1,718,750	0
Warrants, Number of Options Issued			1,718,750
Warrants, Number of Options Exercised			0
Warrants, Number of Options Expired			0
Warrants, Number of Options			1,718,750
Warrants 19
Warrants, Expiry Date			Nov. 09, 2021
Warrants, Exercise Price			$ 0.40
Warrants, Number of Options		2,500,000	0
Warrants, Number of Options Issued			2,500,000
Warrants, Number of Options Exercised			0
Warrants, Number of Options Expired			0
Warrants, Number of Options			2,500,000
Warrants 20
Warrants, Expiry Date			Dec. 17, 2021
Warrants, Exercise Price			$ 0.40
Warrants, Number of Options		1,160,000	0
Warrants, Number of Options Issued			1,160,000
Warrants, Number of Options Exercised			0
Warrants, Number of Options Expired			0
Warrants, Number of Options			1,160,000